REINSURANCE AGREEMENTS - NARRATIVE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Premiums assumed	$ 2.0	$ 2.0	$ 3.0
Variable Universal Term Life Insurance Single Life
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Maximum amount of mortality risk retained	4.0
Variable Universal Term Life Insurance Second To Die Life
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Maximum amount of mortality risk retained	6.0
AXA Equitable | Variable Universal Term Life Insurance Single Life
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Ceded policyholders' account balances	20.0
AXA Equitable | Variable Universal Term Life Insurance Second To Die Life
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Ceded policyholders' account balances	25.0
Quota Share Arrangement | Affiliated Entity
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Premiums assumed	2.4	2.4	2.5
Benefits assumed	$ 2.1	$ 1.8	$ 1.9